Annual Fund Operating Expenses	Dec. 31, 2024
AQR Managed Futures Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Managed Futures Strategy Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.84%	[1]
Component3 Other Expenses	0.11%	[2],[3]
Other Expenses (as a percentage of Assets):	1.95%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	3.01%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	3.01%	[3],[6]
AQR Managed Futures Strategy Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.84%	[1]
Component3 Other Expenses	0.19%	[2],[3]
Other Expenses (as a percentage of Assets):	2.03%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	3.09%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	3.09%	[3],[6]
AQR Managed Futures Strategy Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	1.84%	[1]
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	2.08%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	3.39%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	3.39%	[3],[6]
AQR Multi-Asset Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Multi-Asset Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.22%	[1]
Component3 Other Expenses	0.22%	[7]
Other Expenses (as a percentage of Assets):	0.44%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.05%	[7]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.05%	[7],[8]
AQR Multi-Asset Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.22%	[1]
Component3 Other Expenses	0.10%	[7]
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	0.93%	[7]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.93%	[7],[8]
AQR Multi-Asset Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.22%	[1]
Component3 Other Expenses	0.24%	[7]
Other Expenses (as a percentage of Assets):	0.46%
Acquired Fund Fees and Expenses	0.01%	[4]
Expenses (as a percentage of Assets)	1.32%	[7]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.32%	[7],[8]
AQR Risk-Balanced Commodities Strategy Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Risk-Balanced Commodities Strategy Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.27%	[9]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.34%	[9]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.33%	[9]
AQR Risk-Balanced Commodities Strategy Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.11%	[9]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	0.93%	[9]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.93%	[9]
AQR Risk-Balanced Commodities Strategy Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[9]
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	1.04%	[9]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.04%	[9]
AQR Long-Short Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Long-Short Equity Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.49%	[1]
Component3 Other Expenses	0.07%	[2],[3]
Other Expenses (as a percentage of Assets):	4.56%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	5.68%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	5.68%	[3],[10]
AQR Long-Short Equity Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.49%	[1]
Component3 Other Expenses	0.17%	[2],[3]
Other Expenses (as a percentage of Assets):	4.66%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	5.78%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	5.78%	[3],[10]
AQR Long-Short Equity Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	4.49%	[1]
Component3 Other Expenses	0.20%	[2],[3]
Other Expenses (as a percentage of Assets):	4.69%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	6.06%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.06%	[3],[10]
AQR Managed Futures Strategy HV Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Managed Futures Strategy HV Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.11%	[2],[3]
Other Expenses (as a percentage of Assets):	2.81%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.28%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	4.27%	[3],[11]
AQR Managed Futures Strategy HV Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	2.94%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.41%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	4.41%	[3],[11]
AQR Managed Futures Strategy HV Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	2.70%	[1]
Component3 Other Expenses	0.26%	[2],[3]
Other Expenses (as a percentage of Assets):	2.96%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	4.68%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	4.67%	[3],[11]
AQR Style Premia Alternative Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Style Premia Alternative Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.60%	[1]
Component3 Other Expenses	0.10%	[2],[3]
Other Expenses (as a percentage of Assets):	4.70%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	6.02%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.02%	[3],[12]
AQR Style Premia Alternative Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.60%	[1]
Component3 Other Expenses	0.21%	[2],[3]
Other Expenses (as a percentage of Assets):	4.81%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	6.13%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.13%	[3],[12]
AQR Style Premia Alternative Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.30%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	4.60%	[1]
Component3 Other Expenses	0.23%	[2],[3]
Other Expenses (as a percentage of Assets):	4.83%
Acquired Fund Fees and Expenses	0.02%	[4]
Expenses (as a percentage of Assets)	6.40%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.40%	[3],[12]
AQR Macro Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Macro Opportunities Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.13%	[2],[3]
Other Expenses (as a percentage of Assets):	0.38%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.41%	[3]
Fee Waiver or Reimbursement	(0.03%)	[5]
Net Expenses (as a percentage of Assets)	1.38%	[3],[5],[13]
AQR Macro Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.26%	[2],[3]
Other Expenses (as a percentage of Assets):	0.51%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.54%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	1.53%	[3],[5],[13]
AQR Macro Opportunities Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component2 Other Expenses	0.25%
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	0.49%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	1.77%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.77%	[3],[5],[13]
AQR Equity Market Neutral Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Equity Market Neutral Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.69%	[1]
Component3 Other Expenses	0.09%	[2],[3]
Other Expenses (as a percentage of Assets):	4.78%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	5.91%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	5.91%	[3],[14]
AQR Equity Market Neutral Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	4.69%	[1]
Component3 Other Expenses	0.21%	[2],[3]
Other Expenses (as a percentage of Assets):	4.90%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	6.03%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.03%	[3],[14]
AQR Equity Market Neutral Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.10%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	4.69%	[1]
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	4.93%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	6.31%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	6.31%	[3],[14]
AQR Alternative Risk Premia Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Alternative Risk Premia Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	3.57%	[1]
Component3 Other Expenses	0.26%	[2],[3]
Other Expenses (as a percentage of Assets):	3.83%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	5.06%	[3]
Fee Waiver or Reimbursement	(0.01%)	[5]
Net Expenses (as a percentage of Assets)	5.05%	[3],[15]
AQR Alternative Risk Premia Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	3.57%	[1]
Component3 Other Expenses	0.16%	[2],[3]
Other Expenses (as a percentage of Assets):	3.73%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	4.96%	[3]
Fee Waiver or Reimbursement	(0.05%)	[5]
Net Expenses (as a percentage of Assets)	4.91%	[3],[15]
AQR Alternative Risk Premia Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.20%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	3.57%	[1]
Component3 Other Expenses	0.30%	[2],[3]
Other Expenses (as a percentage of Assets):	3.87%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	5.35%	[3]
Fee Waiver or Reimbursement	(0.04%)	[5]
Net Expenses (as a percentage of Assets)	5.31%	[3],[15]
AQR Trend Total Return Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Trend Total Return Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.99%	[1]
Component3 Other Expenses	0.67%	[2],[3]
Other Expenses (as a percentage of Assets):	2.66%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	3.74%	[3]
Fee Waiver or Reimbursement	(0.42%)	[5]
Net Expenses (as a percentage of Assets)	3.32%	[3],[16]
AQR Trend Total Return Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	1.99%	[1]
Component3 Other Expenses	0.71%	[2],[3]
Other Expenses (as a percentage of Assets):	2.70%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	4.03%	[3]
Fee Waiver or Reimbursement	(0.46%)	[5]
Net Expenses (as a percentage of Assets)	3.57%	[3],[16]
AQR Trend Total Return Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	1.99%	[1]
Component3 Other Expenses	0.61%	[2],[3]
Other Expenses (as a percentage of Assets):	2.60%
Acquired Fund Fees and Expenses	0.03%	[4]
Expenses (as a percentage of Assets)	3.68%	[3]
Fee Waiver or Reimbursement	(0.51%)	[5]
Net Expenses (as a percentage of Assets)	3.17%	[3],[16]
AQR Diversified Arbitrage Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
AQR Diversified Arbitrage Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.52%	[17]
Component3 Other Expenses	0.10%	[2],[3]
Other Expenses (as a percentage of Assets):	0.62%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	1.66%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.66%	[3],[18]
AQR Diversified Arbitrage Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.52%	[17]
Component3 Other Expenses	0.24%	[2],[3]
Other Expenses (as a percentage of Assets):	0.76%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	2.05%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	2.05%	[3],[18]
AQR Diversified Arbitrage Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.52%	[17]
Component3 Other Expenses	0.21%	[2],[3]
Other Expenses (as a percentage of Assets):	0.73%
Acquired Fund Fees and Expenses	0.04%	[4]
Expenses (as a percentage of Assets)	1.77%	[3]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.77%	[3],[18]

[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.
[2]	All Other Expenses for Class N Shares and Class I Shares have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
[3]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses.
[4]	Acquired Fund Fees and Expenses reflect the expenses incurred indirectly by the Fund as a result of the Fund’s investments in underlying money market mutual funds, exchange-traded funds or other pooled investment vehicles.
[5]	Effective May 1, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.25% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares (the “Updated Expense Cap”). From May 1, 2025 to April 30, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.10% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through April 30, 2027. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[6]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.55%, 1.25% and 1.17% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[7]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of All Other Expenses. Total Annual Fund Operating Expenses for Class R6 Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025 due to rounding.
[8]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.10%, 0.83% and 0.71% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[9]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements for Class N Shares and Class I Shares do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR for the fiscal year ended December 31, 2025, which do not include the restatement of Other Expenses.
[10]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.57%, 1.29% and 1.19% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[11]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.97%, 1.71% and 1.57% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[12]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.80%, 1.53% and 1.42% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[13]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.52%, 1.28% and 1.13% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Interest Expense is not included.
[14]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.62%, 1.34% and 1.22% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[15]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.74%, 1.48% and 1.34% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[16]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.58%, 1.33% and 1.18% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[17]	When a cash dividend is declared on a stock the Fund has sold short, or an interest payment is made on a bond the Fund has sold short, the Fund is required to pay an amount equal to the dividend or interest payment, as applicable, to the party from which the Fund has borrowed the stock or bond, and to record the payment as an expense.
[18]	Total Annual Fund Operating Expenses after Expense Reimbursements are 1.53%, 1.25% and 1.14% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends and Interest on Short Sales and Other Interest Expense are not included.